PROPERTY AND EQUIPMENT (Details) - USD ($)	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 770,000	$ 770,000	$ 795,000
Less: accumulated depreciation	(310,000)	(292,000)	(222,000)
Total property and equipment, net	460,000	478,000	573,000
Finance lease equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,000	13,000	260,000
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 757,000	$ 757,000	$ 535,000